UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21619

Nuveen S&P 500 Buy-Write Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

BXMX

Nuveen S&P 500 Buy-Write Income Fund
Portfolio of Investments	September 30, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 100.6%

	COMMON STOCKS – 100.6% (2)

	Aerospace & Defense – 2.5%

57,364	Arconic, Inc.	$1,427,216
49,215	Boeing Company	12,510,945
8,874	Huntington Ingalls Industries Inc.	2,009,429
21,569	Northrop Grumman Corporation	6,205,833
36,207	Raytheon Company	6,755,502
63,296	United Technologies Corporation	7,347,400
	Total Aerospace & Defense	36,256,325

	Air Freight & Logistics – 0.7%

89,366	United Parcel Service, Inc., Class B	10,731,963

	Airlines – 0.3%

81,380	United Continental Holdings Inc., (3)	4,954,414

	Auto Components – 0.2%

25,665	Cooper Tire & Rubber Company	959,871
85,832	Gentex Corporation	1,699,474
	Total Auto Components	2,659,345

	Automobiles – 0.4%

324,831	Ford Motor Company	3,888,227
39,370	Harley-Davidson, Inc.	1,898,028
	Total Automobiles	5,786,255

	Banks – 6.8%

757,941	Bank of America Corporation	19,206,225
213,400	Citigroup Inc.	15,522,716
33,724	Comerica Incorporated	2,571,792
71,851	Fifth Third Bancorp.	2,010,391
108,513	First Horizon National Corporation	2,078,024
275,180	JPMorgan Chase & Co.	26,282,442
27,680	Lloyds Banking Group PLC, ADR	101,309
20,320	M&T Bank Corporation	3,272,333
168,139	U.S. Bancorp	9,010,569
348,176	Wells Fargo & Company	19,201,906
	Total Banks	99,257,707

	Beverages – 2.2%

298,211	Coca-Cola Company	13,422,477
72,441	Monster Beverage Corporation, (3)	4,002,365
133,358	PepsiCo, Inc.	14,860,082
	Total Beverages	32,284,924

	Biotechnology – 3.8%

133,643	AbbVie Inc.	11,875,517
63,704	Amgen Inc.	11,877,611
23,813	Biogen Inc., (3)	7,456,327
28,327	Bioverativ, Inc., (3)	1,616,622
78,645	Celgene Corporation, (3)	11,468,014
122,751	Gilead Sciences, Inc.	9,945,286
11,117	Shire plc, ADR	1,702,457
	Total Biotechnology	55,941,834

NUVEEN	1

BXMX	Nuveen S&P 500 Buy-Write Income Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Shares	Description (1)	Value

	Building Products – 0.4%

28,365	Allegion PLC	$2,452,722
88,587	Masco Corporation	3,455,779
	Total Building Products	5,908,501

	Capital Markets – 2.4%

153,441	Charles Schwab Corporation	6,711,509
31,680	CME Group, Inc.	4,298,342
3,613	Donnelley Financial Solutions, Inc., (3)	77,896
28,291	Eaton Vance Corporation	1,396,727
33,938	Goldman Sachs Group, Inc.	8,049,754
73,621	Intercontinental Exchange, Inc.	5,057,763
39,053	Legg Mason, Inc.	1,535,173
140,827	Morgan Stanley	6,783,637
26,522	Waddell & Reed Financial, Inc., Class A	532,297
	Total Capital Markets	34,443,098

	Chemicals – 1.9%

4,418	AdvanSix, Inc., (3)	175,615
7,787	Chemours Company (The)	394,100
201,285	DowDuPont, Inc.	13,934,961
32,774	Eastman Chemical Company	2,965,719
48,505	Monsanto Company	5,811,869
25,424	Olin Corporation	870,772
80,712	RPM International, Inc.	4,143,754
	Total Chemicals	28,296,790

	Commercial Services & Supplies – 0.4%

14,145	Deluxe Corporation	1,032,019
3,613	LSC Communications, Inc.	59,651
26,475	Pitney Bowes Inc.	370,915
21,852	R.R. Donnelley & Sons Company	225,076
56,182	Waste Management, Inc.	4,397,365
	Total Commercial Services & Supplies	6,085,026

	Communications Equipment – 1.1%

4,101	ADTRAN, Inc.	98,424
24,808	Ciena Corporation, (3)	545,032
386,220	Cisco Systems, Inc.	12,988,579
5,462	Lumentum Holdings Inc., (3)	296,860
27,205	Motorola Solutions Inc.	2,308,888
27,916	Viavi Solutions Inc., (3)	264,085
	Total Communications Equipment	16,501,868

	Consumer Finance – 0.9%

81,418	American Express Company	7,365,072
61,037	Discover Financial Services	3,935,666
35,850	Navient Corporation	538,467
93,115	SLM Corporation, (3)	1,068,029
	Total Consumer Finance	12,907,234

	Containers & Packaging – 0.3%

20,788	Avery Dennison Corporation	2,044,292
21,019	Packaging Corporation of America	2,410,459
5,718	Sonoco Products Company	288,473
	Total Containers & Packaging	4,743,224

	Distributors – 0.2%

23,190	Genuine Parts Company	2,218,123

2	NUVEEN

Shares	Description (1)	Value

	Diversified Financial Services – 2.2%

164,379	Berkshire Hathaway Inc., Class B, (3)	$30,133,958
53,398	Leucadia National Corporation	1,348,299
	Total Diversified Financial Services	31,482,257

	Diversified Telecommunication Services – 2.2%

422,493	AT&T Inc.	16,549,051
41,144	CenturyLink Inc.	777,622
290,257	Verizon Communications Inc.	14,364,819
	Total Diversified Telecommunication Services	31,691,492

	Electric Utilities – 1.6%

76,701	Duke Energy Corporation	6,436,748
98,619	Great Plains Energy Incorporated	2,988,156
66,117	OGE Energy Corp.	2,382,195
76,389	Pinnacle West Capital Corporation	6,459,454
116,253	Southern Company	5,712,672
	Total Electric Utilities	23,979,225

	Electrical Equipment – 0.9%

43,359	Eaton Corporation PLC	3,329,538
66,926	Emerson Electric Company	4,205,630
11,240	Hubbell Inc.	1,304,065
25,015	Rockwell Automation, Inc.	4,457,923
	Total Electrical Equipment	13,297,156

	Electronic Equipment, Instruments & Components – 0.3%

134,063	Corning Incorporated	4,011,165

	Energy Equipment & Services – 1.1%

32,409	Diamond Offshore Drilling, Inc., (3)	469,930
131,642	Halliburton Company	6,059,481
67,650	Patterson-UTI Energy, Inc.	1,416,591
119,994	Schlumberger Limited	8,370,781
	Total Energy Equipment & Services	16,316,783

	Equity Real Estate Investment Trusts – 2.4%

84,230	Apartment Investment & Management Company, Class A	3,694,328
109,496	Brandywine Realty Trust	1,915,085
34,687	CBL & Associates Properties Inc.	291,024
110,050	CubeSmart	2,856,898
108,072	DCT Industrial Trust Inc.	6,259,530
110,016	Equity Commonwealth, (3)	3,344,486
68,970	Healthcare Realty Trust, Inc.	2,230,490
111,415	Lexington Realty Trust	1,138,661
55,742	Liberty Property Trust	2,288,767
11,918	Sabra Health Care REIT Inc.	261,481
26,716	Senior Housing Properties Trust	522,298
49,503	Ventas Inc.	3,224,130
58,810	Welltower Inc.	4,133,167
80,210	Weyerhaeuser Company	2,729,546
	Total Equity Real Estate Investment Trusts	34,889,891

	Food & Staples Retailing – 1.7%

99,423	CVS Health Corporation	8,085,078
138,598	Kroger Co.	2,780,276
15,017	SUPERVALU, Inc., (3)	326,620
81,324	Walgreens Boots Alliance Inc.	6,279,839
103,755	Wal-Mart Stores, Inc.	8,107,416
	Total Food & Staples Retailing	25,579,229

NUVEEN	3

BXMX	Nuveen S&P 500 Buy-Write Income Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Shares	Description (1)	Value

	Food Products – 0.6%

203,608	Mondelez International Inc., Class A	$8,278,701

	Gas Utilities – 0.3%

33,764	Atmos Energy Corporation	2,830,774
23,481	National Fuel Gas Company	1,329,259
2,398	ONE Gas Inc.	176,589
	Total Gas Utilities	4,336,622

	Health Care Equipment & Supplies – 2.3%

159,160	Abbott Laboratories	8,492,778
47,152	Baxter International, Inc.	2,958,788
13,397	Halyard Health Inc., (3)	603,267
28,632	Hill-Rom Holdings Inc.	2,118,768
67,993	Hologic Inc., (3)	2,494,663
5,117	Intuitive Surgical, Inc., (3)	5,351,768
148,378	Medtronic, PLC	11,539,357
	Total Health Care Equipment & Supplies	33,559,389

	Health Care Providers & Services – 2.9%

46,319	Aetna Inc.	7,365,184
30,249	Anthem Inc.	5,743,680
69,194	Brookdale Senior Living Inc., (3)	733,456
77,789	Express Scripts Holding Company, (3)	4,925,599
45,526	HCA Healthcare Inc., (3)	3,623,414
54,246	Henry Schein Inc., (3)	4,447,630
15,942	Kindred Healthcare Inc.	108,406
82,065	UnitedHealth Group Incorporated	16,072,430
	Total Health Care Providers & Services	43,019,799

	Health Care Technology – 0.2%

47,111	Cerner Corporation, (3)	3,359,957

	Hotels, Restaurants & Leisure – 1.7%

54,924	Carnival Corporation	3,546,443
34,368	ILG, Inc.	918,657
3,590	Las Vegas Sands Corp.	230,334
40,887	Marriott International, Inc., Class A	4,508,201
90,446	McDonald’s Corporation	14,171,079
10,623	Wynn Resorts Ltd	1,581,977
	Total Hotels, Restaurants & Leisure	24,956,691

	Household Durables – 0.6%

13,039	Garmin Limited	703,715
75,087	KB Home	1,811,098
62,853	Newell Brands Inc.	2,681,938
16,680	TopBuild Corporation, (3)	1,087,036
1,285	Tupperware Brands Corporation	79,439
13,756	Whirlpool Corporation	2,537,157
	Total Household Durables	8,900,383

	Household Products – 1.7%

101,528	Colgate-Palmolive Company	7,396,315
184,511	Procter & Gamble Company	16,786,811
	Total Household Products	24,183,126

	Industrial Conglomerates – 2.6%

53,106	3M Co.	11,146,949
610,296	General Electric Company	14,756,957
74,527	Honeywell International Inc.	10,563,457

4	NUVEEN

Shares	Description (1)	Value

	Industrial Conglomerates (continued)

9,673	Roper Technologies, Inc.	$2,354,408
	Total Industrial Conglomerates	38,821,771

	Insurance – 2.7%

68,887	Allstate Corporation	6,331,404
101,177	American International Group, Inc.	6,211,256
41,209	Arthur J. Gallagher & Co.	2,536,414
40,755	CNO Financial Group Inc.	951,222
29,385	FNF Group	1,394,612
65,958	Genworth Financial Inc., Class A, (3)	253,938
74,204	Hartford Financial Services Group, Inc.	4,113,128
2,764	Kemper Corporation	146,492
59,222	Lincoln National Corporation	4,351,633
92,040	Marsh & McLennan Companies, Inc.	7,713,872
43,987	Travelers Companies, Inc.	5,389,287
	Total Insurance	39,393,258

	Internet & Direct Marketing Retail – 2.9%

29,393	Amazon.com, Inc., (3)	28,256,961
5,279	HSN, Inc.	206,145
34,353	Netflix.com Inc., (3)	6,229,917
4,199	Priceline Group Inc. (The), (3)	7,687,613
	Total Internet & Direct Marketing Retail	42,380,636

	Internet Software & Services – 5.7%

32,153	Akamai Technologies, Inc., (3)	1,566,494
26,343	Alphabet Inc., Class A, (3)	25,650,706
17,807	Alphabet Inc., Class C, (3)	17,078,872
93,848	eBay Inc., (3)	3,609,394
186,920	Facebook Inc., Class A, (3)	31,939,020
7,034	IAC/InterActiveCorp, (3)	827,058
29,336	VeriSign, Inc., (3)	3,121,057
	Total Internet Software & Services	83,792,601

	IT Services – 3.2%

8,906	Alliance Data Systems Corporation	1,973,124
51,824	Automatic Data Processing, Inc.	5,665,400
22,729	DXC Technology Company	1,951,967
53,917	Fidelity National Information Services, Inc.	5,035,309
58,645	International Business Machines Corporation	8,508,217
101,528	PayPal Holdings, Inc., (3)	6,500,838
170,313	Visa Inc., Class A	17,923,740
	Total IT Services	47,558,595

	Leisure Products – 0.2%

50,711	Mattel, Inc.	785,006
14,046	Polaris Industries Inc.	1,469,633
	Total Leisure Products	2,254,639

	Machinery – 2.1%

55,575	Caterpillar Inc.	6,930,758
22,091	Cummins Inc.	3,711,951
27,031	Deere & Company	3,394,823
15,604	Graco Inc.	1,930,059
31,693	Hillenbrand Inc.	1,231,273
36,603	Ingersoll-Rand PLC	3,263,890
16,893	Parker Hannifin Corporation	2,956,613
10,877	Snap-on Incorporated	1,620,782
33,963	Stanley Black & Decker Inc.	5,127,394

NUVEEN	5

BXMX	Nuveen S&P 500 Buy-Write Income Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Shares	Description (1)	Value

	Machinery (continued)

12,045	Timken Company	$584,785
	Total Machinery	30,752,328

	Media – 2.7%

51,987	CBS Corporation, Class B	3,015,246
384,642	Comcast Corporation, Class A	14,801,024
32,173	DISH Network Corporation, Class A, (3)	1,744,742
73,819	New York Times Company (The), Class A	1,446,852
124,653	News Corporation, Class A	1,652,899
46,679	Omnicom Group, Inc.	3,457,514
31,371	Regal Entertainment Group, Class A	501,936
135,561	Walt Disney Company	13,362,248
	Total Media	39,982,461

	Metals & Mining – 0.3%

10,734	Alcoa Corporation, (3)	500,419
20,083	Barrick Gold Corporation	323,135
53,920	Newmont Mining Corporation	2,022,539
27,776	Nucor Corporation	1,556,567
9,542	Southern Copper Corporation	379,390
	Total Metals & Mining	4,782,050

	Mortgage Real Estate Investment Trusts – 0.0%

10,398	Annaly Capital Management Inc.	126,752

	Multiline Retail – 0.5%

29,494	Dollar Tree Inc., (3)	2,560,669
35,478	Macy’s, Inc.	774,130
22,535	Nordstrom, Inc.	1,062,525
23,907	Sears Holding Corporation, (3)	174,521
52,729	Target Corporation	3,111,538
	Total Multiline Retail	7,683,383

	Multi-Utilities – 1.4%

54,853	Ameren Corporation	3,172,698
57,390	Consolidated Edison, Inc.	4,630,225
18,999	NorthWestern Corporation	1,081,803
126,000	Public Service Enterprise Group Incorporated	5,827,500
93,975	WEC Energy Group, Inc.	5,899,750
	Total Multi-Utilities	20,611,976

	Oil, Gas & Consumable Fuels – 5.1%

74,927	Cenovus Energy Inc.	750,769
142,026	Chevron Corporation	16,688,055
141,477	ConocoPhillips	7,080,924
28,455	CONSOL Energy Inc., (3)	482,028
48,000	Continental Resources Inc., (3)	1,853,280
136,678	Encana Corporation	1,610,067
303,531	Exxon Mobil Corporation	24,883,471
77,129	Hess Corporation	3,616,579
96,063	Occidental Petroleum Corporation	6,168,205
25,543	ONEOK, Inc.	1,415,338
2,376	PetroChina Company Limited, ADR	152,325
62,743	Phillips 66	5,747,886
17,453	Suncor Energy, Inc.	611,379
42,524	Valero Energy Corporation	3,271,371
	Total Oil, Gas & Consumable Fuels	74,331,677

	Pharmaceuticals – 5.2%

29,566	Allergan PLC	6,059,552
128,075	Bristol-Myers Squibb Company	8,163,500

6	NUVEEN

Shares	Description (1)	Value

	Pharmaceuticals (continued)

83,783	Eli Lilly and Company	$7,166,798
201,132	Johnson & Johnson	26,149,171
207,746	Merck & Company Inc.	13,301,976
450,551	Pfizer Inc.	16,084,671
	Total Pharmaceuticals	76,925,668

	Professional Services – 0.1%

12,486	Manpower Group Inc.	1,471,101

	Road & Rail – 0.5%

56,924	Norfolk Southern Corporation	7,527,630

	Semiconductors & Semiconductor Equipment – 3.7%

73,163	Analog Devices, Inc.	6,304,456
36,381	Broadcom Limited	8,823,848
373,690	Intel Corporation	14,230,115
31,154	Lam Research Corporation	5,764,736
50,716	Microchip Technology Incorporated	4,553,282
48,737	NVIDIA Corporation	8,712,713
113,968	QUALCOMM, Inc.	5,908,101
	Total Semiconductors & Semiconductor Equipment	54,297,251

	Software – 5.5%

78,973	Activision Blizzard Inc.	5,094,548
61,623	Adobe Systems Incorporated, (3)	9,192,919
26,327	Autodesk, Inc., (3)	2,955,469
24,616	CDK Global Inc.	1,553,023
6,526	Dell Technologies Inc., Class V, (3)	503,872
555,184	Microsoft Corporation	41,355,656
251,120	Oracle Corporation	12,141,652
78,950	salesforce.com, inc., (3)	7,375,509
	Total Software	80,172,648

	Specialty Retail – 2.6%

5,637	Abercrombie & Fitch Co., Class A	81,398
32,842	American Eagle Outfitters, Inc.	469,641
33,823	Best Buy Co., Inc.	1,926,558
38,320	CarMax, Inc., (3)	2,905,039
32,059	Gap, Inc.	946,702
96,416	Home Depot, Inc.	15,769,801
29,789	L Brands Inc.	1,239,520
89,576	Lowe’s Companies, Inc.	7,160,705
32,953	Ross Stores, Inc.	2,127,775
21,051	Tiffany & Co.	1,932,061
52,140	TJX Companies, Inc.	3,844,282
	Total Specialty Retail	38,403,482

	Technology Hardware, Storage & Peripherals – 4.3%

368,147	Apple, Inc.	56,738,816
118,686	Hewlett Packard Enterprise Company	1,745,871
152,670	HP Inc.	3,047,293
47,725	NetApp, Inc.	2,088,446
	Total Technology Hardware, Storage & Peripherals	63,620,426

	Textiles, Apparel & Luxury Goods – 0.4%

83,601	VF Corporation	5,314,516

	Thrifts & Mortgage Finance – 0.1%

105,082	MGIC Investment Corporation, (3)	1,316,677

	Tobacco – 1.6%

159,153	Altria Group, Inc.	10,093,483

NUVEEN	7

BXMX	Nuveen S&P 500 Buy-Write Income Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Shares	Description (1)			Value

	Tobacco (continued)

11,631	British American Tobacco PLC			$726,356
110,843	Philip Morris International, Inc.			12,304,681
22,323	Vector Group Ltd.			456,952
	Total Tobacco			23,581,472

	Wireless Telecommunication Services – 0.0%

21,183	Sprint Corporation, (3)			164,804
	Total Long-Term Investments (cost $805,182,741)			1,476,086,299

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.9%

	REPURCHASE AGREEMENTS – 2.9%

$42,331	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/17, repurchase price $42,331,446, collateralized by $43,585,000 U.S. Treasury Notes, 2.000%, due 2/15/25, value $43,180,531	0.120%	10/02/17	$42,331,023
	Total Short-Term Investments (cost $42,331,023)			42,331,023
	Total Investments (cost $847,513,764) – 103.5%			1,518,417,322
	Other Assets Less Liabilities – (3.5)% (4)			(51,141,496)
	Net Assets – 100%			$1,467,275,826

Investments in Derivatives as of September 30, 2017

Call Options Written

Description (5)	Number of Contracts	Notional Amount (6)	Exercise Price	Expiration Date	Value
S&P 500® Index	(622)	$(154,256,000)	$2,480	10/06/17	$(2,447,570)
S&P 500® Index	(686)	(172,186,000)	2,510	10/13/17	(1,186,780)
S&P 500® Index	(660)	(163,350,000)	2,475	10/20/17	(3,263,700)
S&P 500® Index	(683)	(170,067,000)	2,490	10/20/17	(2,486,120)
S&P 500® Index	(643)	(160,750,000)	2,500	10/20/17	(1,813,260)
S&P 500® Index	(615)	(149,137,500)	2,425	11/17/17	(6,306,825)
S&P 500® Index	(592)	(146,520,000)	2,475	11/17/17	(3,516,480)
S&P 500® Index	(651)	(162,750,000)	2,500	11/17/17	(2,613,765)
S&P 500® Index	(645)	(159,637,500)	2,475	12/15/17	(4,579,500)
Total Call Options Written (premiums received $20,792,020)	(5,797)	$(1,438,654,000)			$(28,214,000)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

8	NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,476,086,299	$—	$—	$1,476,086,299

Short-Term Investments:
Repurchase Agreements	—	42,331,023	—	42,331,023

Investments in Derivatives:
Options Written	(28,214,000)	—	—	(28,214,000)
Total	$1,447,872,299	$42,331,023	$—	$1,490,203,322

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on options contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$848,061,475
Gross unrealized:
Appreciation	$703,643,393
Depreciation	(33,287,546)
Net unrealized appreciation (depreciation) of investments	$670,355,847

Tax cost of options written	$(28,214,000)
Net unrealized appreciation (depreciation) on options written	$—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	The Fund may designate up to 100% of its common stock investments to cover outstanding options written.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(5)	Exchange-traded, unless otherwise noted.

(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

ADR	American Depositary Receipt

NUVEEN	9

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen S&P 500 Buy-Write Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2017